Other Receivables	12 Months Ended
Dec. 31, 2017
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Other Receivables
7.	Other Receivables

Other receivables as of December 31, 2016 and 2017 are as follows:

	2016		2017
	(in millions of Won)
Current
Loans	￦	421,818	617,696
Other accounts receivable		1,131,492	960,543
Accrued income		139,618	179,971
Deposits		93,891	107,137
Others		13,606	18,925
Less: Allowance for doubtful accounts		(260,683)	(248,266)

	￦	1,539,742	1,636,006

Non-current
Loans	￦	733,974	874,158
Other accounts receivable		81,938	92,939
Accrued income		1,746	1,663
Deposits		104,217	122,485
Less: Allowance for doubtful accounts		(158,963)	(212,069)

	￦	762,912	879,176